COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended															0 Months Ended
	Dec. 31, 2014 USD ($) claim	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Remaining litigations that outcome can be estimated USD ($)	Dec. 31, 2014 Remaining litigations that outcome can be estimated CNY	Dec. 31, 2014 Remaining litigations that outcome cannot be estimated USD ($)	Dec. 31, 2014 Remaining litigations that outcome cannot be estimated CNY	Dec. 31, 2014 Wuhu Bona Forecast USD ($)	Dec. 31, 2014 Wuhu Bona Forecast CNY	Mar. 31, 2015 Wuhu Bona Film Investment Center LP USD ($)	Mar. 31, 2015 Wuhu Bona Film Investment Center LP CNY	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Forecast USD ($)	Dec. 31, 2014 Wuhu Bona Film Investment Center LP Forecast CNY	Dec. 31, 2014 Pending litigation USD ($)	Dec. 31, 2014 Pending litigation CNY	Dec. 31, 2014 Minimum CNY	Dec. 31, 2014 Maximum CNY
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases		$ 19,041	$ 15,674	$ 12,009
Future minimum lease payments
2015		22,917
2016		25,872
2017		25,668
2018		25,654
2019		25,654
Thereafter		222,838
Total		348,603
Commitments and contingencies
Additional investment									1,715	10,500	7,357	45,000	12,261	75,000
Number of claims	11
Number of claims concluded	9
Number of claims lost	2
Number of claims withdrawn	7
Settlement amount	651																0	4,000
Loss contingency maximum exposure					1,228	7,600	738	4,600							419	2,600
Accrual for contingency liabilities		$ 0					$ 490	3,000